Forecasted Benefit Payments Including the Effect of Expected Future Service (Detail) (JPY ¥) In Millions	Mar. 31, 2011
Defined Benefit Plan Disclosure [Line Items]
2012	¥ 62,219
2013	64,229
2014	66,626
2015	68,668
2016	70,764
2017-2021	¥ 359,932